UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury

Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio

Master Treasury Strategies Institutional Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2020

Date of reporting period: 10/31/2019

Item 1 – Report to Stockholders

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

Funds For Institutions Series

•	BlackRock Premier Government Institutional Fund
•	BlackRock Treasury Strategies Institutional Fund
•	BlackRock Select Treasury Strategies Institutional Fund
•	FFI Government Fund
•	FFI Treasury Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 225-1576 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended October 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest negative returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefiting from the lowest unemployment rate in 50 years and rising wages. However, trade disputes and the resulting disruptions in global supply chains, as well as geopolitical tensions, particularly in the Middle East, continued to have a negative impact on global growth.

Overall, we favor reducing investment risk due to rising economic uncertainty. We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance by emphasizing factors that seek lower-volatility and higher-quality stocks. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.16%	14.33%
U.S. small cap equities (Russell 2000® Index)	(1.09)	4.90
International equities (MSCI Europe, Australasia, Far East Index)	3.35	11.04
Emerging market equities (MSCI Emerging Markets Index)	(1.67)	11.86
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.21	2.40
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	8.17	15.85
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.71	11.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	9.07
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.69	8.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 6-Month Period Ended October 31, 2019

Over the past six months, interest rates trended lower as the Federal Open Market Committee (the “FOMC” or “Fed”) reduced interest rates for the first time in over a decade. The FOMC cut the Federal Funds target rate at its July, September and October meetings, which in total reduced the target range 0.75%. These cuts brought the Federal Funds Rate target range to between 1.50% and 1.75%. In addition to the notable movement by the FOMC, October brought with it mixed economic reports, little change to the global slowdown background, and a small sense of optimism surrounding the U.S.-China trade conflict.

Early in October, weakening economic data points were evidenced by the U.S. ISM manufacturing and non-manufacturing figures, as the ISM manufacturing reading came in significantly below expectations at 47.8 versus the 50.0 expected. This was 1.3 points lower than the prior reading for August and the lowest level since 2009. The main sources of decline came from new orders, employment and production, which all registered below 50, indicating a contraction. The ISM non-manufacturing index in September dropped 3.8 points to 52.6. September non-farm payrolls came in at 136,000 (versus the expected 145,000), with 114,000 of those jobs in the private sector while the previous two months were revised to be 45,000 higher. On the contrary, the October employment report helped support the jobs story with non-farm payroll growing by 128,000, 43,000 higher than expectations with 85,000 of revisions to both September’s and August’s figures. Other important developments in October included a formal extension to the deadline for the U.K.’s departure by three months to January 31, 2020 in addition to Prime Minister Boris Johnson winning the backing of Parliament to hold a general election on December 12, 2019 in hopes to break the gridlock.

As previously mentioned, in the past six months the FOMC reduced the target range for the Federal Funds rate, bringing the range to between 1.50% and 1.75%. Comments from Federal Reserve Chairman Jay Powell suggested that any additional rate cuts would be dependent on incoming economic data and indicated that a high bar exists for future policy adjustments. In an effort to provide additional liquidity to the financial system and to help maintain control over key short-term interest rates, the Fed continued to conduct temporary open market operations in the form of overnight and term repurchase agreements. The Fed also began buying Treasury bills to boost the level of reserves in the banking system. It was announced that such purchases — also known as permanent open market operations — will be made beginning at a rate of $60 billion per month into the second quarter of 2020.

In addition to the moves by the FOMC, the U.S. debt ceiling was again suspended in July, and net new Treasury bill issuance exceeded $252 billion year to date. This Treasury supply, along with typical quarter-end funding pressures in September, contributed to a widening of credit spreads, with the three-month London Interbank Offered Rate (“LIBOR”) overnight-indexed swap spread nearly doubling to around 0.33% during the period. Additionally, U.S. government-sponsored agencies have been guided by regulatory agencies to issue floating rate notes indexed to the Secured Overnight Financing Rate (“SOFR”). The SOFR is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities and is the reference rate eventually expected to replace LIBOR. In addition to the agency notes referenced to SOFR, some large financial institutions also issued certificates of deposit and commercial paper linked to this index, and demand for such obligations was generally strong.

While in our view the FOMC did not commit in October to any specific future path for interest rates, they did emphasize the importance of incoming economic data and its influence on the direction of monetary policy. Given the Fed’s expanded footprint in the market, we expect there will be “zero” net Treasury bill supply available during the next eight months. Despite the massive injection of liquidity into the banking system by the Fed, balance sheet constraints and inter-day liquidity requirements at global systemically important banks are expected to contribute to funding pressures later in the fourth quarter 2019. In turn, dynamics in the funding markets related to balance-sheet management activities at large financial institutions could, in our view, contribute to periodic bouts of volatility and spread widening at the front end of the market in the months leading up to year end.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2019	Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Premier Government Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On September 19, 2019, the Board of Directors on behalf of the Fund approved a proposal to re-open the Fund to share purchases. On September 24, 2019, the Fund re-opened to share purchases.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2019	1.58%	1.58%

BlackRock Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective December 1, 2017, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2019	1.34%	1.34%

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On September 19, 2019, the Board of Directors on behalf of the Fund approved a proposal to re-open the Fund to share purchases. On September 24, 2019, the Fund re-opened to share purchases.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2019	1.84%	1.84%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On September 19, 2019, the Board of Directors on behalf of the Fund approved a proposal to re-open the Fund to share purchases. On September 24, 2019, the Fund re-opened to share purchases.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2019	0.92%	0.92%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	88%
U.S. Treasury Obligations	11
Other Assets Less Liabilities	1

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2019	1.30%	1.30%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

FUND INFORMATION	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of the Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2019 and held through October 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
BlackRock Premier Government Institutional Fund(c)	$1,000.00	$1,011.20	$0.71	$1,000.00	$1,024.43	$0.71	0.14%
BlackRock Treasury Strategies Institutional Fund(c)	1,000.00	1,008.70	2.17	1,000.00	1,022.98	2.19	0.43
BlackRock Select Treasury Strategies Institutional Fund(c)	1,000.00	1,013.70	0.91	1,000.00	1,024.30	0.92	0.18
FFI Government Fund	1,000.00	1,007.90	3.18	1,000.00	1,021.97	3.20	0.63
FFI Treasury Fund	1,000.00	1,008.70	2.17	1,000.00	1,022.98	2.19	0.43

(a)	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(c)	Because the Funds invest all of their assets in their respective Master Portfolio, the expense example reflects the expenses of both the Funds and the Master Portfolios in which they invest.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	FFI Government Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bills(a) 1.59%, 11/12/19	$3,500	$3,498,326

Total Repurchase Agreements — 88.5% (Cost — $29,000,000)		29,000,000

Total Investments — 99.2% (Cost — $32,498,326*)		32,498,326

Other Assets Less Liabilities — 0.8%		246,351

Net Assets — 100.0%		$32,744,677

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.75%	10/31/19	11/01/19	$3,000	$3,000	$3,000,146	U.S. Government Sponsored Agency Obligation, 0.00% to 4.78%, due 7/25/25 to 9/20/49	64,167,007	$3,149,049
Citigroup Global Markets, Inc.	1.75	10/31/19	11/01/19	7,000	7,000	7,000,340	U.S. Treasury Obligation, 2.50%, due 5/15/24	6,810,000	7,140,101
HSBC Securities (USA), Inc.	1.74	10/31/19	11/01/19	4,000	4,000	4,000,193	U.S. Treasury Obligation, 0.00% to 7.00%, due 3/31/24 to 5/01/58	3,986,218	4,080,101
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.73	10/31/19	11/01/19	5,000	5,000	5,000,240	U.S. Treasury Obligation, 1.38%, due 9/30/23	5,147,500	5,100,012
	1.75	10/31/19	11/01/19	1,000	1,000	1,000,049	U.S. Government Sponsored Agency Obligation, 5.00%, due 12/20/48	1,371,091	1,020,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$6,000				$6,120,012

MUFG Securities Americas, Inc.	1.74	10/31/19	11/01/19	1,000	1,000	1,000,048	U.S. Government Sponsored Agency Obligation, 4.00% to 5.00%, due 3/20/34 to 9/20/49	1,025,904	1,020,000
Natixis SA	1.75	10/31/19	11/01/19	1,000	1,000	1,000,049	U.S. Treasury Obligation, 0.00% to 5.00%, due 11/21/19 to 8/01/49	1,344,209	1,025,736
	1.73	10/31/19	11/01/19	3,000	3,000	3,000,144	U.S. Treasury Obligation, 0.00% to 3.38%, due 2/20/20 to 4/15/32	2,987,000	3,060,068

Total Natixis SA					$4,000				$4,085,804

TD Securities (USA) LLC	1.75	10/31/19	11/01/19	4,000	4,000	4,000,194	U.S. Government Sponsored Agency Obligation, 3.50%, due 5/01/49	4,082,695	4,120,000

					$29,000				$29,715,067

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2019	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$32,498,326	$—	$32,498,326

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	FFI Treasury Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 100.1%
U.S. Treasury Bills(a):
1.85%, 11/05/19	$41,000	$40,991,735
1.71%, 11/12/19	13,000	12,993,337
1.63%, 11/14/19	10,000	9,994,204
1.98%, 11/21/19	4,750	4,744,881
1.74%, 11/26/19	20,000	19,976,250
1.70%, 12/03/19	8,000	7,988,142

Total Investments — 100.1% (Cost — $96,688,549*)		96,688,549

Liabilities in Excess of Other Assets — (0.1)%		(56,020)

Net Assets — 100.0%		$96,632,529

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$96,688,549	$—	$96,688,549

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

ASSETS
Investments at value — from the applicable Master Portfolio	$26,382,582	$139,405,352	$202,995	$—	$—
Investments at value — unaffiliated(a)	—	—	—	3,498,326	96,688,549
Cash	—	—	—	324,652	139,279
Repurchase agreements at value(b)	—	—	—	29,000,000	—
Receivables:
Capital shares sold	—	—	—	3,862	—
Interest — unaffiliated	—	—	—	1,404	—
From the Administrator	21,033	—	5,960	—	—
Prepaid expenses	10,222	11,069	6,207	10,978	12,289

Total assets	26,413,837	139,416,421	215,162	32,839,222	96,840,117

LIABILITIES
Payables:
Administration fees	651	17,755	—	—	—
Board realignment and consolidation	1,402	—	749	1,098	1,140
Custodian fees	—	—	—	11,824	14,014
Income dividend distributions	17,456	63,645	298	5,742	94,092
Investment advisory fees	—	—	—	5,664	16,802
Directors’ and Officer’s fees	32	48	—	3,611	4,258
Other accrued expenses	9,640	8,325	7,214	32,790	44,053
Professional fees	28,964	24,218	27,094	33,816	33,229
Transfer agent fees	37,389	38,987	285	—	—
Other liabilities	43,020	—	—	—	—

Total liabilities	138,554	152,978	35,640	94,545	207,588

NET ASSETS	$26,275,283	$139,263,443	$179,522	$32,744,677	$96,632,529

NET ASSETS CONSIST OF
Paid-in capital(c)	$26,268,792	$139,125,580	$179,404	$32,737,494	$96,596,896
Accumulated earnings	6,491	137,863	118	7,183	35,633

Net Assets, $1.00 net asset value per share(c)	$26,275,283	$139,263,443	$179,522	$32,744,677	$96,632,529

(a) Investments at cost — unaffiliated	$—	$—	$—	$3,498,326	$96,688,549
(b) Repurchase agreements at cost — unaffiliated	$—	$—	$—	$29,000,000	$—
(c) Shares outstanding, unlimited shares authorized, par value $0.01 per share	26,268,791	139,125,580	179,378	32,737,494	96,596,905

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

INVESTMENT INCOME
Interest — unaffiliated	$—	$—	$—	$531,013	$1,545,078
Other income — affiliated(a)	—	1,991	3	—	—
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	474,721	1,634,378	1,087,270	—	—
Expenses	(75,595)	(71,059)	(39,981)	—	—
Fees waived	44,168	—	—	—	—

Total investment income	443,294	1,565,310	1,047,292	531,013	1,545,078

FUND EXPENSES
Transfer agent	57,789	104,097	41,411	35,909	90,621
Administration	22,027	113,453	62,327	—	—
Professional	17,030	15,871	16,467	23,201	24,308
Registration	10,112	11,456	11,130	10,447	11,495
Printing	2,615	4,051	2,650	3,091	5,109
Directors and Officer	23	47	—	6,396	8,550
Investment advisory	—	—	—	82,464	244,846
Custodian	—	—	—	10,903	1,695
Accounting services	—	—	—	8,402	11,949
Miscellaneous	3,544	3,876	3,725	4,095	4,563

Total expenses	113,140	252,851	137,710	184,908	403,136
Less fees waived and/or reimbursed by the Manager	—	—	—	(35,342)	(104,934)
Less fees waived and/or reimbursed by the Administrator	(113,140)	—	(91,305)	—	—

Total expenses after fees waived and/or reimbursed	—	252,851	46,405	149,566	298,202

Net investment income	443,294	1,312,459	1,000,887	381,447	1,246,876

REALIZED GAIN
Net realized gain allocated from the applicable Master Portfolio	2,089	11,551	11,394	—	—
Net realized gain from investments	—	—	—	173	21,622

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$445,383	$1,324,010	$1,012,281	$381,620	$1,268,498

(a)	See Note 5 of the Notes to Financial Statements.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets  (unaudited)

	BlackRock Premier Government Institutional Fund		BlackRock Treasury Strategies Institutional Fund
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$443,294	$2,967,057	$1,312,459	$3,804,040
Net realized gain	2,089	1,454	11,551	3,901

Net increase in net assets resulting from operations	445,383	2,968,511	1,324,010	3,807,941

DISTRIBUTIONS(a)
Decrease in net assets resulting from distributions to shareholders	(483,295)	(3,239,619)	(1,312,458)	(3,818,586)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	535,532	3,324,460	1,351,854	3,767,016
Cost of shares redeemed	(51,240,789)	(265,318,207)	(31,801,140)	(105,913,617)

Net decrease in net assets derived from capital share transactions	(50,705,257)	(261,993,747)	(30,449,286)	(102,146,601)

NET ASSETS
Total decrease in net assets	(50,743,169)	(262,264,855)	(30,437,734)	(102,157,246)
Beginning of period	77,018,452	339,283,307	169,701,177	271,858,423

End of period	$26,275,283	$77,018,452	$139,263,443	$169,701,177

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (unaudited) (continued)

	BlackRock Select Treasury Strategies Institutional Fund		FFI Government Fund
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,000,887	$3,522,680	$381,447	$1,026,512
Net realized gain	11,394	3,194	173	528

Net increase in net assets resulting from operations	1,012,281	3,525,874	381,620	1,027,040

DISTRIBUTIONS(a)
Decrease in net assets resulting from distributions to shareholders	(1,071,287)	(3,556,296)	(381,447)	(1,026,513)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	1,214,454	3,501,655	394,046	979,563
Cost of shares redeemed	(160,201,983)	(80,094,833)	(22,842,851)	(20,966,484)

Net decrease in net assets derived from capital share transactions	(158,987,529)	(76,593,178)	(22,448,805)	(19,986,921)

NET ASSETS
Total decrease in net assets	(159,046,535)	(76,623,600)	(22,448,632)	(19,986,394)
Beginning of period	159,226,057	235,849,657	55,193,309	75,179,703

End of period	$179,522	$159,226,057	$32,744,677	$55,193,309

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets  (unaudited) (continued)

	FFI Treasury Fund
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,246,876	$3,809,470
Net realized gain	21,622	5,355

Net increase in net assets resulting from operations	1,268,498	3,814,825

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,246,877)	(3,809,470)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	1,372,696	3,732,706
Cost of shares redeemed	(90,460,428)	(55,650,438)

Net decrease in net assets derived from capital share transactions	(89,087,732)	(51,917,732)

NET ASSETS
Total decrease in net assets	(89,066,111)	(51,912,377)
Beginning of period	185,698,640	237,611,017

End of period	$96,632,529	$185,698,640

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Premier Government Institutional Fund
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0111		0.0199	0.0097		0.0031	0.0012	0.0007
Net realized gain	0.0000	(a)	0.0002	0.0000	(a)	0.0002	0.0001	0.0001

Net increase from investment operations	0.0111		0.0201	0.0097		0.0033	0.0013	0.0008

Distributions(b)
From net investment income	(0.0111)		(0.0199)	(0.0097)		(0.0031)	(0.0012)	(0.0007)
From net realized gain	—		(0.0002)	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0111)		(0.0201)	(0.0097)		(0.0033)	(0.0013)	(0.0008)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.12	%(e)	2.03%	0.97%		0.33%	0.13%	0.08%

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.40%	0.20%		0.18%	0.17%	0.17%

Total expenses after fees waived and/or reimbursed	0.14	%(g)	0.14%	0.14%		0.15%	0.17%	0.17%

Net investment income	2.01	%(g)	1.77%	0.85%		0.31%	0.12%	0.07%

Supplemental Data
Net assets, end of period (000)	$26,275		$77,018	$339,283		$2,557,840	$3,170,211	$3,441,012

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of Master Premier Government Institutional Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Treasury Strategies Institutional Fund
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.0087		0.0177		0.0084		0.0016	0.0005		0.0004
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0177		0.0084		0.0018	0.0005		0.0004

Distributions(b)
From net investment income	(0.0087)		(0.0177)		(0.0084)		(0.0016)	(0.0005)		(0.0004)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0087)		(0.0177)		(0.0084)		(0.0018)	(0.0005)		(0.0004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.87	%(e)(f)	1.78%		0.85%		0.18%	0.05%		0.04%

Ratios to Average Net Assets(g)
Total expenses	0.43	%(h)	0.35%		0.29%		0.28%	0.25%		0.24%

Total expenses after fees waived and/or reimbursed	0.43	%(h)	0.35%		0.29%		0.28%	0.23%		0.20%

Net investment income	1.74	%(h)	1.72%		0.76%		0.16%	0.05%		0.03%

Supplemental Data
Net assets, end of period (000)	$139,263		$169,701		$271,858		$944,508	$1,343,275		$1,700,011

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.
(h)	Annualized.

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Select Treasury Strategies Institutional Fund
	Six Months Ended 10/31/19 (Unaudited)		Year Ended April 30,
			2019	2018		2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0105		0.0192	0.0096		0.0026	0.0011		0.0005
Net realized gain (loss)	0.0031		0.0002	0.0000	(a)	0.0004	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0136		0.0194	0.0096		0.0030	0.0011		0.0005

Distributions(b)
From net investment income	(0.0101)		(0.0192)	(0.0096)		(0.0026)	(0.0011)		(0.0005)
From net realized gain	(0.0035)		(0.0002)	(0.0000	)(c)	(0.0004)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0136)		(0.0194)	(0.0096)		(0.0030)	(0.0011)		(0.0005)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.37	%(e)	1.96%	0.96%		0.30%	0.11%		0.05%

Ratios to Average Net Assets(f)
Total expenses	0.37	%(g)	0.33%	0.24%		0.22%	0.21%		0.20%

Total expenses after fees waived and/or reimbursed	0.18	%(g)	0.18%	0.18%		0.18%	0.18%		0.18%

Net investment income	2.08	%(g)	1.89%	0.91%		0.24%	0.10%		0.05%

Supplemental Data
Net assets, end of period (000)	$180		$159,226	$235,850		$364,222	$1,035,438		$1,774,179

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FFI Government Fund
	Six Months Ended 10/31/19 (Unaudited)		Year Ended April 30,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.0079		0.0163		0.0069		0.0010	0.0004		0.0001
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0004	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0079		0.0163		0.0069		0.0014	0.0004		0.0001

Distributions(b)
From net investment income	(0.0079)		(0.0163)		(0.0069)		(0.0010)	(0.0004)		(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0004)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0079)		(0.0163)		(0.0069)		(0.0014)	(0.0004)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.79	%(e)	1.65%		0.69%		0.14%	0.04%		0.01%

Ratios to Average Net Assets
Total expenses	0.78	%(f)	0.65%		0.61%		0.48%	0.38%		0.37%

Total expenses after fees waived and/or reimbursed	0.63	%(f)	0.50%		0.46%		0.30%	0.18%		0.10%

Net investment income	1.62	%(f)	1.61%		0.67%		0.10%	0.04%		0.01%

Supplemental Data
Net assets, end of period (000)	$32,745		$55,193		$75,180		$107,381	$975,801		$1,194,071

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FFI Treasury Fund
	Six Months Ended 10/31/19 (Unaudited)		Year Ended April 30,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.0087		0.0180		0.0087		0.0014	0.0003		0.0000	(a)
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0003	0.0000	(a)	0.0001

Net increase from investment operations	0.0087		0.0180		0.0087		0.0017	0.0003		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0180)		(0.0087)		(0.0014)	(0.0003)		(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0003)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0087)		(0.0180)		(0.0087)		(0.0017)	(0.0003)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.87	%(e)	1.81%		0.88%		0.17%	0.03%		0.01%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.48%		0.41%		0.39%	0.36%		0.35%

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.33%		0.26%		0.25%	0.11%		0.04%

Net investment income	1.78	%(f)	1.78%		0.82%		0.11%	0.02%		0.00%

Supplemental Data
Net assets, end of period (000)	$96,633		$185,699		$237,611		$534,887	$1,437,009		$1,756,039

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Funds For Institutions Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust consists of five series, BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”), FFI Government Fund (“Government Fund”) and FFI Treasury Fund (“Treasury Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Government Institutional Fund invests all of its assets in Master Premier Government Institutional Portfolio. Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund invest all of their assets in Master Treasury Strategies Institutional Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. At October 31, 2019, the percentage of Master Premier Government Institutional Portfolio owned by Premier Government Institutional Fund was 100%. At October 31, 2019, the percentages of Master Treasury Strategies Institutional Portfolio owned by Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund were 99.9% and 0.1%, respectively. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

Each Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

Effective September 24, 2019, each of Premier Government Institutional Fund, Select Treasury Strategies Institutional Fund and Government Fund re-opened to share purchases.

Effective December 1, 2017, Treasury Strategies Institutional Fund no longer accepts purchase orders.

Effective September 1, 2016, Treasury Fund no longer accepts purchase orders.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Feeder Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Feeder Funds accrue their own expenses.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolios is discussed in Note 3 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	ADMINISTRATION/INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory/Administration: The Trust, on behalf of each of Government Fund and Treasury Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each of Government Fund’s and Treasury Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Government Fund and Treasury Fund each pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335
$750 Million — $1 Billion	0.320
Greater than $1 Billion	0.300

The Trust, on behalf of the Feeder Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

For such services, the Feeder Funds pay the Administrator a monthly fee at an annual rate equal to the following percentages of the average daily net assets of each Feeder Fund as follows:

Administration Fees
Premier Government Institutional Fund	0.10%
Treasury Strategies Institutional Fund	0.15
Select Treasury Strategies Institutional Fund	0.13

The Feeder Funds do not pay an investment advisory fee or investment management fee.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on net assets. For the six months ended October 31, 2019, the amounts paid to the transfer agent pursuant to the agreement are disclosed in the Statement of Operations.

Expense Limitations, Waivers and Reimbursements: With respect to Government Fund and Treasury Fund, the Manager contractually agreed to waive a portion of the investment advisory fees through August 31, 2020, so that the annual investment advisory fee rate for each Fund is 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended October 31, 2019, the amounts waived and/or reimbursed by the Manager pursuant to these arrangements were as follows:

Government Fund	$35,342
Treasury Fund	104,934

Under Select Treasury Strategies Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Treasury Strategies Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Treasury Strategies Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the six months ended October 31, 2019, $91,305 was waived pursuant to this agreement. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

With respect to Premier Government Institutional Fund, the Administrator has contractually agreed to waive and/or reimburse fees and expenses of the Fund through August 31, 2020, so that the Fund’s total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, will be no greater than 0.14% of the Fund’s average daily net assets. The agreement may be terminated with respect to the Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2019, $113,140 was waived pursuant to this agreement. This amount is included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2019, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: During the six months ended October 31, 2019, the Fund received a reimbursement of $1,994 from an affiliate, which is included in other income — affiliated in the Statement of Operations, related to an operating event.

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

9.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On November 12, 2019, the Board of Trustees of the Trust approved a proposal to proxy shareholders for the liquidation and termination of Premier Government Institutional Fund, Select Treasury Strategies Institutional Fund and Government Fund. With shareholder approval, on or about February 13, 2020 (the “Liquidation Date”), all of the assets of the Funds will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and each Fund will then be terminated as a series of the Trust. All fund operating expenses in connection with the liquidation and termination, including all of the Funds’ proxy costs, will be waived/reimbursed by the Manager.

NOTES TO FINANCIAL STATEMENTS	23

Master Portfolio Information as of October 31, 2019	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Government Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	76%
U.S. Treasury Obligations	19
Other Assets Less Liabilities	5

Master Treasury Strategies Institutional Portfolio	Percent of Net Assets
U.S. Treasury Obligations	100%

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 19.0%
U.S. Treasury Bills(a):
1.69%, 11/05/19	$3,000	$2,999,446
1.73%, 11/12/19	2,000	1,998,964

Total U.S. Treasury Obligations — 19.0% (Cost — $4,998,410)		4,998,410

Total Repurchase Agreements — 75.8% (Cost — $20,000,000)		$20,000,000

Total Investments — 94.8% (Cost — $24,998,410*)		24,998,410

Other Assets Less Liabilities — 5.2%		1,384,172

Net Assets — 100.0%		$26,382,582

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.75%	10/31/19	11/01/19	$5,000	$5,000	$5,000,243	U.S. Government Sponsored Agency Obligation, 0.00% to 4.68%, due 7/25/25 to 7/20/49	$42,839,158	$ 5,162,934
HSBC Securities (USA), Inc.	1.74	10/31/19	11/01/19	2,000	2,000	2,000,097	U.S. Government Sponsored Agency Obligation, 3.50% to 4.00%, due 6/01/45 to 1/01/48	3,313,693	2,060,000
	1.73	10/31/19	11/01/19	3,000	3,000	3,000,144	U.S. Treasury Obligation, 0.00%, due 11/15/27	3,489,000	3,060,024

Total HSBC Securities (USA), Inc.					$5,000				$ 5,120,024

J.P. Morgan Securities LLC	1.74	10/31/19	11/01/19	1,000	1,000	1,000,048	U.S. Treasury Obligation, 0.00%, due 5/15/39	1,561,271	1,020,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.73	10/31/19	11/01/19	1,000	1,000	1,000,048	U.S. Treasury Obligation, 1.38%, due 9/15/20	1,020,700	1,020,085
	1.75	10/31/19	11/01/19	1,000	1,000	1,000,049	U.S. Government Sponsored Agency Obligation, 5.00%, due 11/20/48	1,371,091	1,020,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$2,000				$ 2,040,085

Mizuho Securities USA, Inc.	1.74	10/31/19	11/01/19	3,000	3,000	3,000,145	U.S. Government Sponsored Agency Obligation, 3.00%, due 10/01/49	3,045,909	3,090,001
TD Securities (USA) LLC	1.73	10/31/19	11/01/19	3,000	3,000	3,000,144	U.S. Treasury Obligation, 2.88%, due 11/30/23	2,886,200	3,060,069
	1.75	10/31/19	11/01/19	1,000	1,000	1,000,049	U.S. Government Sponsored Agency Obligation, 3.50%, due 5/01/49	1,020,674	1,030,000

Total TD Securities (USA) LLC					$4,000				$ 4,090,069

					$20,000				$20,523,113

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2019	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$24,998,410	$—	$24,998,410

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 99.6%
U.S. Treasury Bills(a):
1.99%, 11/05/19	$17,210	$17,206,261
2.06%, 11/07/19	14,000	13,995,281
1.72%, 11/12/19	51,790	51,763,302
1.68%, 11/19/19	11,000	10,990,944
1.98%, 11/21/19	3,175	3,171,574
1.65%, 11/26/19	20,000	19,977,486
1.71%, 11/29/19	10,000	9,986,933
1.80%, 12/05/19	12,000	11,979,940

Total Investments — 99.6% (Cost — $139,071,721*)		139,071,721

Other Assets Less Liabilities — 0.4%		536,626

Net Assets — 100.0%		$139,608,347

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$139,071,721	$—	$139,071,721

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

ASSETS
Investments at value — unaffiliated(a)	$4,998,410	$139,071,721
Cash	1,399,653	585,738
Repurchase agreements at value — unaffiliated(b)	20,000,000	—
Receivables:
Interest — unaffiliated	967	—
From the Manager	43,020	—
Prepaid expenses	336	1,189

Total assets	26,442,386	139,658,648

LIABILITIES
Payables:
Custodian fees	15,640	17,073
Investment advisory fees	—	5,915
Directors’ fees	3,893	3,902
Other accrued expenses	18,961	3,346
Professional fees	21,310	20,065

Total liabilities	59,804	50,301

NET ASSETS	$26,382,582	$139,608,347

NET ASSETS CONSIST OF
Investors’ capital	$26,382,582	$139,608,347

NET ASSETS	$26,382,582	$139,608,347

(a) Investments at cost — unaffiliated	$4,998,410	$139,071,721
(b) Repurchase agreements at cost — unaffiliated	$20,000,000	$—

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$474,721	$2,721,648
Other income — affiliated(a)	—	1,994

Total investment income	474,721	2,723,642

EXPENSES
Professional	22,840	23,207
Custodian	21,246	1,719
Accounting services	12,360	13,665
Investment advisory	11,033	61,864
Directors	7,530	9,150
Insurance	224	—
Printing	129	156
Miscellaneous	233	1,279

Total expenses	75,595	111,040
Less fees waived and/or reimbursed by the Manager	(44,168)	—

Total expenses after fees waived and/or reimbursed	31,427	111,040

Net investment income	443,294	2,612,602

REALIZED GAIN
Net realized gain from investments — unaffiliated	2,089	22,945

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$445,383	$2,635,547

(a)	See Note 5 of the Notes to Financial Statements.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

	Master Premier Government Institutional Portfolio		Master Treasury Strategies Institutional Portfolio
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$443,294	$3,021,616	$2,612,602	$8,116,616
Net realized gain	2,089	1,454	22,945	7,095

Net increase in net assets resulting from operations	445,383	3,023,070	2,635,547	8,123,711

CAPITAL TRANSACTIONS
Proceeds from contributions	385,437	—	1,819,859	—
Value of withdrawals	(51,645,979)	(265,430,218)	(194,338,189)	(186,847,834)

Net decrease in net assets derived from capital transactions	(51,260,542)	(265,430,218)	(192,518,330)	(186,847,834)

NET ASSETS
Total decrease in net assets	(50,815,159)	(262,407,148)	(189,882,783)	(178,724,123)
Beginning of period	77,197,741	339,604,889	329,491,130	508,215,253

End of period	$26,382,582	$77,197,741	$139,608,347	$329,491,130

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Master Premier Government Institutional Portfolio
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Total Return
Total return	1.12	%(a)	2.06%	1.04%	0.42%	0.24%	0.19%

Ratios to Average Net Assets
Total expenses	0.34	%(b)	0.11%	0.07%	0.06%	0.06%	0.06%

Total expenses after fees waived and/or reimbursed	0.14	%(b)	0.11%	0.07%	0.06%	0.06%	0.06%

Net investment income	2.01	%(b)	1.79%	0.92%	0.39%	0.24%	0.18%

Supplemental Data
Net assets, end of period (000)	$26,383		$77,198	$339,605	$2,558,879	$3,170,602	$3,441,445

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

	Master Treasury Strategies Institutional Portfolio
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Total Return
Total return	1.04	%(a)(b)	2.05%	1.07%	0.39%	0.22%	0.18%

Ratios to Average Net Assets
Total expenses	0.09	%(c)	0.08%	0.07%	0.07%	0.06%	0.06%

Total expenses after fees waived and/or reimbursed	0.09	%(c)	0.08%	0.07%	0.07%	0.06%	0.06%

Net investment income	2.11	%(c)	1.99%	1.00%	0.36%	0.22%	0.16%

Supplemental Data
Net assets, end of period (000)	$139,608		$329,491	$508,215	$1,309,303	$2,379,151	$3,474,716

(a)	Aggregate total return.
(b)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(c)	Annualized.

See notes to financial statements.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The financial statements relate to two series of the Master LLC: Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). The Master Portfolios are classified as diversified.

Each Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements a third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Master Portfolio’s net assets.

Expense Waivers: The Manager voluntarily agreed to waive a portion of its respective management fees and/or reimburse operating expenses to enable the Master Portfolios to maintain minimum levels of daily net investment income. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. The Manager has also voluntarily agreed to waive its investments advisory fees by the amount of investment advisory fees to enable the feeder that invests in the Master Premier Government Institutional Portfolio to limit expenses, if applicable. The Manager may discontinue this voluntary waiver at any time. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended October 31, 2019, the amount waived and/or reimbursed was $44,168.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2019, the Master Portfolios did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

Other Transactions: During the six months ended October 31, 2019, the Fund received a reimbursement of $1,994 from an affiliate, which is included in other income — affiliated in the Statement of Operations, related to an operating event.

6.	INCOME TAX INFORMATION

Each Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no U.S. federal income tax provision is required.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2019. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

7.	PRINCIPAL RISKS

In the normal course of business, certain Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolios’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On November 12, 2019, the Board of Trustees of Funds For Institutions Series (the “Trust”), on behalf of BlackRock Premier Government Institutional Fund (the “Fund”), a feeder fund into Master Premier Government Institutional Portfolio, approved a proposal to proxy Fund shareholders for the liquidation and termination of the Fund. With shareholder approval, on or about February 13, 2020 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any Fund shareholders on the Liquidation Date will be redeemed and the Fund will then be terminated as a series of the Trust. Should shareholders of the Fund vote to approve the liquidation and termination of the Fund, the Board of the Master LLC has approved the termination of Master Premier Government Institutional Portfolio following the Liquidation Date.

NOTES TO FINANCIAL STATEMENTS	35

Disclosure of Investment Advisory Agreements

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of Master Institutional Money Market LLC (the “Master LLC”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Master LLC Agreement”) between the Master LLC, on behalf of Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”) and BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”) (each a “Feeder Fund” and together, the “Feeder Funds”), three of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: Select Treasury Strategies Institutional Fund and Treasury Strategies Institutional Fund in Master Treasury Strategies Institutional Portfolio and Premier Government Institutional Fund in Master Premier Government Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”; and (c) the shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund and the interest holders of the Master Portfolios are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master LLC or the Series Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process, whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Funds’ adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Series Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each applicable Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with its Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) the Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of each Fund. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund, as applicable. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to the applicable Fund’s Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	37

Disclosure of Investment Advisory Agreements  (continued)

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, Premier Government Institutional Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, Select Treasury Strategies Institutional Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, Treasury Strategies Institutional Fund and FFI Treasury Fund each ranked in the third quartile, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, the FFI Government Fund ranked in the fourth, third and third quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the total expense ratio, as well as the actual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the applicable Fund, to the Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Master Premier Government Institutional Portfolio’s/Premier Government Institutional Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets.

The Board noted that FFI Government Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to its Expense Peers.

The Board noted that Master Treasury Strategies Institutional Portfolio’s/Select Treasury Strategies Institutional Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets.

The Board noted that Master Treasury Strategies Institutional Portfolio’s/ Treasury Strategies Institutional Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the fourth quartile, respectively, relative to the Fund’s Expense Peers.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

The Board noted that FFI Treasury Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to its Expense Peers.

The Board noted that FFI Government Fund and FFI Treasury Fund each has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for the each of FFI Government Fund and FFI Treasury Fund.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered each [Master] Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between the Manager and the Master LLC, on behalf of each Master Portfolio, for a one-year term ending June 30, 2020. The Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Government Fund Agreement between the Manager and the Series Fund, on behalf of FFI Government Fund and (ii) the Treasury Fund Agreement between the Manager and the Series Fund, on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory. In arriving at a decision to approve the applicable Agreement, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	39

Director and Officer Information

Mark Stalnecker, Chair of the Board and Director

Bruce R. Bond, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Lena G. Goldberg, Director

Robert M. Hernandez, Director

Henry R. Keizer, Director

Cynthia A. Montgomery, Director

Donald C. Opatrny, Director

Joseph P. Platt, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust/Master LLC.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust/Master LLC.

Investment Adviser/Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Transfer Agent

DST Asset Manager Solutions, Inc.

Kansas City, MO 64121

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/Master LLC

60 State Street, 20th Floor

Boston, MA 02109

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds’/Master Portfolios’ reports on Form N-MFP are available on the SEC’s website at sec.gov. Each Fund/Master Portfolio makes portfolio holdings available to shareholders on its website at blackrock.com.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	41

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-10/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –

Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto (a)(1) – Code of Ethics – Not Applicable to this semi-annual report (a)(2) – Certifications – Attached hereto (a)(3) – Not Applicable

(a)(4) – Not Applicable (b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	January 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	January 3, 2020

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